RS - Summary of Performance Shares of Related Parties (Details) - Performance Share [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
JeanPaul Kress M D [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	0
Additions	0
Expired	0
Forfeitures	0
Allocations	0
Sung Lee [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	0
Additions	0
Expired	0
Forfeitures	0
Allocations	0
Malte Peters M D [Member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	3,105
Additions	0
Expired	(1,347)
Forfeitures	0
Allocations	0
Management board [member]
Performance Shares of Related Parties [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	0	3,105
Additions	0
Expired	(1,347)
Forfeitures	0
Allocations	0